Provisions	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Provisions	Provisions

	As at 30.06.25	As at 31.12.24
	£m	£m
Customer redress	295	299
Legal, competition and regulatory matters	97	59
Redundancy and restructuring	183	213
Undrawn contractually committed facilities and guarantees	425	439
Onerous leases	—	14
Sundry provisions	364	359
Total	1,364	1,383
Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities.

Motor finance provision
Following legal and regulatory developments in the UK in 2024, including the Court of Appeal judgment in October 2024 against other lenders in three motor finance commissions cases (subject to appeal to the Supreme Court, which was heard in early April 2025 and for which the judgment has not been issued at the date of this announcement), and the ongoing FCA review into historical motor finance commission arrangements and sales, Clydesdale Financial Services recognised a provision of £90m in 2024 (H1 2025: Nil income statement impact). In determining the provision, Barclays considered the information then available and estimated the potential impact of remediating any complaints Barclays might receive relating to these matters by considering the potential basis for and timing of redress, which complaints might be valid or invalid, and the potential level of such complaints. All these assumptions, however, are subject to significant uncertainty and continue to be monitored and will be updated as appropriate. Barclays reassessed the provision as at 30 June 2025 and determined that no material adjustment was required. The legal and regulatory outcomes and the nature, extent and timing of any remediation action, if required, remain uncertain and as a result the ultimate financial impact could be materially different to the amount provided. The FCA has stated that it will confirm within six weeks of the Supreme Court judgment whether it proposes to consult on introducing a redress scheme including the basis of calculation of any redress, which complaints are valid or in scope of a potential scheme and whether customers will need to opt in or opt out. Under the FCA's rules, Barclays’ obligation to respond to motor finance commission complaints is paused until after 4 December 2025. Barclays ceased operating in the motor finance market in late 2019, although historical operations before this time may be in scope of any potential FCA consumer redress scheme.